Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Related Parties [Abstract]
Schedule of Transactions with Related Parties

The amount of revenue arising from transactions with related parties is as follows:

	Year ended December 31
	2024	2023	2022
Joint ventures (1)	55,813	67,355	72,748
Other related parties	6	-	-
Casino Group companies (2)	-	4,604	4,606
Total	55,819	71,959	77,354

(1)	The amount of revenue with each joint venture is as follows:
(2)	Revenue mainly relates to the provision of services and rebates from suppliers.
	Year ended December 31,
	2024	2023	2022
Joint ventures (1)	120,770	117,430	110,665
Key management personnel (2)	81,602	86,617	98,396
Members of the Board	513	2,837	2,666
Controlling entity	-	13,945	14,229
Casino Group companies (3)	-	10,036	60,330
Total cost and expenses	202,885	230,865	286,286
(1)	The amount of costs and expenses with each joint venture is as follows:
(2)	Transactions between Éxito Group and key management personnel, including legal representatives and/or administrators, mainly relate to labor agreements executed by and between the parties.
(3)	Costs and expenses accrued mainly arise from intermediation in the import of goods, purchase of goods and consultancy services.

The balance of receivables and other non-financial assets with related parties is as follows:

	Receivable		Other non-financial assets
	As at December 31,		As at December 31,
	2024	2023	2024	2023
Joint ventures (1)	37,664	44,634	-	52,500
Other related parties	6	-	-	-
Casino Group companies (2)	-	5,945	-	-
Controlling entity	-	1,566	-	-
Total	37,670	52,145	-	52,500
Current	37,670	52,145	-	-
Non-current	-	-	-	52,500
(1)	The balance of receivables by each joint ventures and by each concept:
(2)	Receivable from Casino Group companies represents reimbursement for payments to expats, supplier agreements and energy efficiency solutions.

The balance of payables to related parties is shown below:

	As at December 31,
	2024	2023
Joint ventures (1)	43,757	44,032
Controlling entity	-	10,581
Casino Group companies (2)	-	1,004
Total	43,757	55,617

(1)	The balance of payables by each joint venture is as follows:
(2)	Payables to Casino Group companies such as intermediation in the import of goods, and consulting and technical assistance services.

The balance of collections on behalf of third parties with related parties is as follows:

	As at December 31,
	2024	2023
Joint ventures (1)	11,973	26,515

(1)	Mainly represents collections received from customers related to the Tarjeta Éxito cards owned by Compañía de Financiamiento Tuya S.A. (Note 25).

Schedule of Amount of Revenue with Joint Venture	The amount of revenue with each joint venture is as follows:
	Year ended December 31,
	2024	2023	2022
Compañía de Financiamiento Tuya S.A.
Commercial activation recovery	39,382	50,298	53,398
Yield on bonus, coupons and energy	9,927	8,464	11,638
Lease of real estate	4,271	4,176	4,520
Services	629	1,370	1,837
Total	54,209	64,308	71,393

Puntos Colombia S.A.S.
Services	939	2,539	1,355

Sara ANV S.A.
Employee salary recovery	665	508	-
Total	55,813	67,355	72,748
The amount of costs and expenses with each joint venture is as follows:
	Year ended December 31,
	2024	2023	2022
Compañía de Financiamiento Tuya S.A.
Commissions on means of payment	11,090	13,667	10,364

Puntos Colombia S.A.S.
Cost of customer loyalty program	109,680	103,763	100,301
Total	120,770	117,430	110,665
	As at December 31
	2024	2023
Compañía de Financiamiento Tuya S.A.
Reimbursement of shared expenses, collection of coupons and other	3,350	4,697
Other services	1,301	1,784
Total	4,651	6,481

Puntos Colombia S.A.S.
Redemption of points	32,960	37,926

Sara ANV S.A.
Other services	53	227
Total	37,664	44,634
The balance of payables by each joint venture is as follows:
	As at December 31,
	2024	2023
Puntos Colombia S.A.S (a)	43,725	43,986
Compañía de Financiamiento Tuya S.A.	32	44
Sara ANV S.A.	-	2
Total	43,757	44,032

(a)	Represents the balance arising from points (accumulations) issued.

Schedule of Revenue by Each Company

Revenue by each company is as follows:

	Year ended December 31,
	2024	2023	2022
Relevanc Colombia S.A.S.	-	3,204	701
International Retail Trade and Services IG	-	922	295
Casino International	-	392	1,175
Casino Services	-	46	-
Distribution Casino France	-	40	534
Greenyellow Energía de Colombia S.A.S.	-	-	1,901
Total	-	4,604	4,606

Costs and expenses by each company are as follows:

	Year ended December 31,
	2024	2023	2022
Distribution Casino France	-	4,001	6,404
Euris	-	1,814	-
International Retail and Trade Services IG.	-	1,754	-
Casino Services	-	1,263	229
Relevanc Colombia S.A.S.	-	607	595
Companhia Brasileira de Distribuição S.A. - CBD	-	586	12,248
Cdiscount S.A.	-	11	13
Greenyellow Energía de Colombia S.A.S.	-	-	40,841
Total	-	10,036	60,330
	As at December 31,
	2024	2023
Casino International	-	3,224
Relevanc Colombia S.A.S.	-	1,082
Companhia Brasileira de Distribuição S.A. – CBD	-	822
International Retail and Trade Services	-	810
Casino Services	-	7
Total Casino Group companies	-	5,945
	As at December 31,
	2024	2023
Casino Services	-	885
International Retail and Trade Services IG	-	91
Other	-	28
Total	-	1,004

Schedule of Compensation of Key Management Personnel

Compensation of key management personnel is as follows:

	As at December 31,
	2024	2023	2022
Short-term employee benefits	80,522	83,147	96,078
Post-employment benefits	1,080	1,264	2,318
Termination benefits	-	2,206	-
Total	81,602	86,617	98,396